Sale Of Equipment Installment Receivables (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended			31 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Changes In Other Assets [Line Items]
Equipment installment sales - maximum installment period (in months)	30 months
Other Assets - current	$ 14,232	$ 13,267		$ 14,232
Cash proceeds from sale of receivables, net	731	536
Deferred Purchase Price [Member]
Changes In Other Assets [Line Items]
Other Assets	3,090	2,961		3,090
Other Assets - current	1,606	1,772		1,606
Gross equipment installment receivables balance - current	1,606	1,772		1,606
Finance Receivables [Member]
Changes In Other Assets [Line Items]
Other Assets	5,665	5,719		5,665
Finance Receivables [Member] | Notes Receivable [Member]
Changes In Other Assets [Line Items]
Gross equipment installment receivables balance - current	3,425	3,239		3,425
Finance Receivables, Net [Member]
Changes In Other Assets [Line Items]
Cash proceeds from sale of receivables, net	$ 4,574	$ 4,439	$ 2,528	$ 3,436